Shareholders' equity - Stock Options Transactions (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Number of Options
Balance, January 1 (in options)	3,223,475	3,335,399
Granted (in options)	1,568,800	883,981
Forfeited (in options)	(463,514)	(239,849)
Exercised (in options)	(558,689)	(756,056)
Outstanding, end of year (in options)	3,770,072	3,223,475
Number of options outstanding (in options)	1,670,056	1,615,829
Weighted Average Exercise Price
Balance, January 1 (in CAD per share)	$ 9.23	$ 7.97
Granted (in CAD per share)	6.94	12.22
Forfeited (in CAD per share)	(12.20)	(10.75)
Exercised (in CAD per share)	(6.14)	(6.68)
Outstanding, end of year (in CAD per share)	8.37	9.23
Options exercisable, end of year (in CAD per share)	$ 8.45	$ 7.37